Summary of Significant Accounting Policies - Schedule of Statements of Operations and Comprehensive Loss (Details) - Variable Interest Entity [Member] - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Statements of Operations and Comprehensive Loss [Line Items]
Revenue	[1]	$ 307,279	$ 770,534	$ 708,503
Net Income (loss)		$ 50,614	$ 339,524	$ 119,846

[1]	Intercompany sales are eliminated upon consolidation.